ADDITIONAL FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Additional Financial Information Disclosure [Abstract]
Additional Financial Information Disclosure

18.       ADDITIONAL FINANCIAL INFORMATION

Other Current Assets

Other current assets as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Prepaid income taxes	$142	$23
Other prepaid expenses	155	165
Other current assets	34	35
Total other current assets	$331	$223

Other Current Liabilities

Other current liabilities as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Accrued interest	$529	$586
Accrued compensation and benefits	394	384
Accrued insurance	185	169
Accrued franchise fees	155	168
Accrued sales and other taxes	132	99
Other accrued expenses	442	399
Total other current liabilities	$1,837	$1,805

Noncontrolling Interests

During the fourth quarter of 2012, TWC acquired the remaining 45.81% noncontrolling interest in Erie Telecommunications, Inc. (“Erie”) for $32 million and, as a result, TWC owns 100% of Erie. This acquisition was recorded as an equity transaction and is reflected as a financing activity in the consolidated statement of cash flows. As a result, the carrying balance of this noncontrolling interest of $5 million was eliminated, and the remaining $27 million, representing the difference between the purchase price and carrying balance, was recorded as a reduction to additional paid-in capital.

Interest Expense, Net

Interest expense, net, for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Interest expense	$(1,555)	$(1,614)	$(1,524)
Interest income	3	8	6
Interest expense, net	$(1,552)	$(1,606)	$(1,518)

Other Income (Expense), Net

Other income (expense), net, for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Income (loss) from equity-method investments, net(a)(b)	$19	$454	$(88)
Loss on equity award reimbursement obligation to Time Warner	(10)	(9)	(5)
Gain on sale of investment in Clearwire(b)	—	64	—
Other investment losses(c)	—	(12)	—
Other	2	—	4
Other income (expense), net	$11	$497	$(89)

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  Income from equity-method investments, net, in 2012 primarily consists of a pretax gain of $430 million associated with SpectrumCo's sale of its advanced wireless spectrum licenses to Verizon Wireless (refer to Note 5 for further details).
  Loss from equity-method investments, net, in 2011 primarily consists of losses incurred by Clearwire Communications. As of the end of the third quarter of 2011, the balance of the Company's investment in Clearwire Communications was zero and, as discussed in Note 5, on September 27, 2012, the Company sold all of its interest in Clearwire, resulting in the gain noted above.
  Other investment losses in 2012 represents an impairment of the Company's investment in Canoe Ventures LLC, an equity-method investee.

Related Party Transactions

The Company's transactions with related parties (i.e., equity-method investees) for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Revenue	$7	$9	$17

Costs and expenses:
Programming and content	$(205)	$(207)	$(225)
Other operating	(20)	(24)	(25)
Total	$(225)	$(231)	$(250)

Supplemental Cash Flow Information

Additional financial information with respect to cash (payments) and receipts for the years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Cash paid for interest	$(1,740)	$(1,773)	$(1,595)
Interest income received(a)	164	171	161
Cash paid for interest, net	$(1,576)	$(1,602)	$(1,434)

Cash paid for income taxes	$(698)	$(554)	$(111)
Cash refunds of income taxes	2	10	273
Cash (paid for) refunds of income taxes, net	$(696)	$(544)	$162

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  Interest income received includes amounts received under interest rate swap contracts.

The consolidated statement of cash flows for the years ended December 31, 2013 and 2012 includes purchases of short-term investments in U.S. Treasury securities of $575 million and $150 million, respectively, (included in purchases of investments). The consolidated statement of cash flows for the year ended December 31, 2013 includes proceeds from the maturity of short-term investments in U.S. Treasury securities of $725 million (included in proceeds from sale, maturity and collection of investments).

The consolidated statement of cash flows for the years ended December 31, 2013, 2012 and 2011 does not reflect $51 million, $33 million and $18 million, respectively, of common stock repurchases that were included in other current liabilities as of December 31, 2013, 2012 and 2011, respectively, for which payment was made in January 2014, 2013 and 2012, respectively.